JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 2.9%
1,769	Deckers Outdoor Corporation(a)	$ 1,182,453

	AUTOMOTIVE - 2.7%
4,482	Tesla, Inc.(a)	1,113,687

	BIOTECHNOLOGY & PHARMACEUTICALS - 6.2%
2,428	Eli Lilly and Company	1,415,330
2,811	Vertex Pharmaceuticals, Inc.(a)	1,143,768
		2,559,098
	CHEMICALS - 2.1%
2,151	Linde plc	883,437

	E-COMMERCE DISCRETIONARY - 7.2%
19,632	Amazon.com, Inc.(a)	2,982,886

	ENTERTAINMENT CONTENT - 3.0%
7,767	Take-Two Interactive Software, Inc.(a)	1,250,099

	INSURANCE - 3.6%
1,039	Markel Group, Inc.(a)	1,475,276

	INTERNET MEDIA & SERVICES - 16.5%
11,021	Alphabet, Inc., Class A(a)	1,539,523
5,615	Meta Platforms, Inc., Class A(a)	1,987,485
2,812	Netflix, Inc.(a)	1,369,107
30,548	Uber Technologies, Inc.(a)	1,880,840
		6,776,955
	RETAIL - CONSUMER STAPLES - 3.5%
2,207	Costco Wholesale Corporation	1,456,797

	RETAIL - DISCRETIONARY - 4.9%
2,403	Lululemon Athletica, Inc.(a)	1,228,630
812	O'Reilly Automotive, Inc.(a)	771,465
		2,000,095

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SEMICONDUCTORS - 11.2%
9,869	Advanced Micro Devices, Inc.(a)	$ 1,454,789
1,933	Broadcom, Inc.	2,157,712
2,055	NVIDIA Corporation	1,017,677
		4,630,178
	SOFTWARE - 17.6%
1,422	Adobe, Inc.(a)	848,365
3,898	Cadence Design Systems, Inc.(a)	1,061,698
6,612	Microsoft Corporation	2,486,376
28,602	Palantir Technologies, Inc., Class A(a)	491,096
1,087	Roper Technologies, Inc.	592,600
2,495	ServiceNow, Inc.(a)	1,762,693
		7,242,828
	TECHNOLOGY HARDWARE - 6.2%
9,472	Apple, Inc.	1,823,644
3,176	Arista Networks, Inc.(a)	747,980
		2,571,624
	TECHNOLOGY SERVICES - 7.2%
1,417	Fair Isaac Corporation(a)	1,649,402
3,111	Mastercard, Inc., Class A	1,326,873
		2,976,275
	TRANSPORTATION & LOGISTICS - 1.6%
1,588	Old Dominion Freight Line, Inc.	643,664

	WHOLESALE - DISCRETIONARY - 2.5%
21,344	Copart, Inc.(a)	1,045,856

	TOTAL COMMON STOCKS (Cost $29,050,193)	40,791,208

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.0%
MONEY MARKET FUND - 1.0%
398,756	First American Treasury Obligations Fund, Class Z, 5.24% (Cost $398,756)(b)	$ 398,756
	TOTAL INVESTMENTS - 99.9% (Cost $29,448,949)	$ 41,189,964
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	24,338
	NET ASSETS - 100.0%	$ 41,214,302

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.